Concentrations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	December 31,		December 31,
	2021		2020
United States	$-	-%	$-	-%
China	31,787	84%	340,381	98%
Singapore	6,226	16%	8,453	2%
Total cash and cash equivalents	$38,013	100%	$348,834	100%

Customer Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the six months ended June 30,
Customer	2022		2021
	Amount	%	Amount	%
A	1,121,028	37%	1,282,200	34%
B	1,020,001	34%	1,583,115	42%

Schedule of concentration of customers, suppliers & geographic area
	For the year ended December 31,
	2021		2020
Customer	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	3,521,542	36%	2,597,402	36%
Guangzhou Xianshangge Trading Co., Ltd	3,414,994	35%	3,011,449	42%

Supplier Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the six months ended June 30,
Suppliers	2022		2021
	Amount	%	Amount	%
A	1,346,714	40%	N/A	N/A
B	708,479	21%	370,253	18%
C	504,041	15%	394,905	19%
D	485,279	14%	361,741	18%
E	N/A	N/A	619,863	30%

	For the year ended December 31,
	2021		2020
Suppliers	Amount	%	Amount	%
A	977,168	19%	N/A	N/A
B	913,496	18%	2,618,036	35%
C	837,216	16%	N/A	N/A
D	623,261	12%	725,566	10%
E	621,401	12%	N/A	N/A

Geographic Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	June 30, 2022		December 31, 2021
China	$13,402	22%	$31,787	84%
Singapore	47,393	78%	6,226	16%
Total cash and cash equivalents	$60,795	100%	$38,013	100%